Risk management - Structural market risk - Structural VaR (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Structural risks
Main market risk metric
VaR percentage	99.00%
Time horizon	1 day
Diversification effect
Main market risk metric
VaR	€ (13.4)	€ (11.8)	€ (9.8)
Diversification effect | Minimum
Main market risk metric
VaR	(6.3)
Diversification effect | Average
Main market risk metric
VaR	(12.9)	(13.0)	(8.1)
Diversification effect | Maximum
Main market risk metric
VaR	(26.6)
Exchange rate
Main market risk metric
VaR	5.7	6.0	2.6
Exchange rate | Minimum
Main market risk metric
VaR	1.9
Exchange rate | Average
Main market risk metric
VaR	4.2	5.9	3.9
Exchange rate | Maximum
Main market risk metric
VaR	8.0
Equities
Main market risk metric
VaR	5.1	3.1	4.8
Equities | Minimum
Main market risk metric
VaR	2.2
Equities | Average
Main market risk metric
VaR	3.5	4.4	2.9
Equities | Maximum
Main market risk metric
VaR	7.7
Banking Book | Structural risks
Main market risk metric
VaR	1,011.9	903.2	729.2
Banking Book | Structural risks | Minimum
Main market risk metric
VaR	895.8
Banking Book | Structural risks | Average
Main market risk metric
VaR	993.7	911.1	511.4
Banking Book | Structural risks | Maximum
Main market risk metric
VaR	1,090.7
Banking Book | Diversification effect
Main market risk metric
VaR	(240.2)	(263.4)	(402.0)
Banking Book | Diversification effect | Minimum
Main market risk metric
VaR	(158.8)
Banking Book | Diversification effect | Average
Main market risk metric
VaR	(327.3)	(349.8)	(304.2)
Banking Book | Diversification effect | Maximum
Main market risk metric
VaR	(431.4)
Banking Book | Interest rate
Main market risk metric
VaR	287.8	345.5	629.7
Banking Book | Interest rate | Minimum
Main market risk metric
VaR	224.2
Banking Book | Interest rate | Average
Main market risk metric
VaR	400.7	465.1	345.6
Banking Book | Interest rate | Maximum
Main market risk metric
VaR	540.5
Banking Book | Exchange rate
Main market risk metric
VaR	655.2	502.6	331.7
Banking Book | Exchange rate | Minimum
Main market risk metric
VaR	521.3
Banking Book | Exchange rate | Average
Main market risk metric
VaR	600.6	499.9	308.1
Banking Book | Exchange rate | Maximum
Main market risk metric
VaR	655.2
Banking Book | Equities
Main market risk metric
VaR	309.1	318.5	169.8
Banking Book | Equities | Minimum
Main market risk metric
VaR	309.1
Banking Book | Equities | Average
Main market risk metric
VaR	319.7	€ 295.9	€ 161.9
Banking Book | Equities | Maximum
Main market risk metric
VaR	€ 326.4